Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Future Payments Under Contract

Estimated future payments under this contract for upcoming fiscal years are as follows:

2018	Ps.	773,047
2019		783,197
2020		785,670
2021		786,323
2022		782,584
2023 and thereafter		3,595,798

Total	Ps.	7,506,619

Estimated Value of Contracts

As of December 31, 2017 and 2016, the estimated value of these contracts was as follows:

Maturity	2017		2016
Up to 1 year	Ps.	5,533,174	Ps.	7,366,247
1 to 3 years		1,891,557		2,518,207
4 to 5 years		1,856,006		2,470,878
More than 5 years		3,123,173		4,157,843

Total	Ps.	12,403,910	Ps.	16,513,175

Development Expenditure [member]
Estimated Value of Contracts
e.	As of December 31, 2017 and 2016, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2017		2016
Up to 1 year	Ps.	229,738,368	Ps.	347,606,848
1 to 3 years		196,335,411		281,563,607
4 to 5 years		123,159,215		69,541,826
More than 5 years		149,672,236		119,281,849

Total	Ps.	698,905,230	Ps.	817,994,130